CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 229	$ 115
Restricted cash	222	154
Trade receivables and other current assets	604	718
Financial instrument assets	72	75
Due from related parties	113	60
Assets held for sale	170	352
Current assets	1,410	1,474
Financial instrument assets	289	165
Equity-accounted investments	1,779	1,889
Property, plant and equipment	28,527	30,714
Goodwill	716	821
Deferred income tax assets	125	116
Other long-term assets	479	512
Total Assets	33,325	35,691
Current liabilities
Accounts payable and accrued liabilities	524	590
Financial instrument liabilities	57	139
Payables due to related parties	166	127
Corporate borrowings	140	0
Non-recourse borrowings	1,190	685
Liabilities directly associated with assets held for sale	94	137
Current liabilities	2,171	1,678
Financial instrument liabilities	157	39
Corporate borrowings	1,984	2,100
Non-recourse borrowings	7,572	8,219
Deferred income tax liabilities	4,237	4,537
Other long-term liabilities	1,030	987
Equity
Non-controlling interests	11,258	12,722
Preferred limited partners' equity	1,028	833
Limited partners' equity	3,888	4,576
Total Equity	16,174	18,131
Total Liabilities and Equity	33,325	35,691
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	7,813	8,742
Total Equity	7,813	8,742
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	58	68
Total Equity	58	68
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	2,816	3,315
Total Equity	2,816	3,315
Preferred equity
Equity
Total Equity	$ 571	$ 597